Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000169559 | Iberdrola SA - USA-B288C92
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000169559 | Siemens AG - USA-5727973
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000169559 | Shell PLC - USA-BP6MXD8
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000169559 | Mitsubishi UFJ Financial Group, Inc. - USA-6335171
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000169559 | TotalEnergies SE - USA-B15C557
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000169559 | Hitachi Ltd. - USA-6429104
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000169559 | Sumitomo Mitsui Financial Group, Inc. - USA-6563024
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000169559 | Tokio Marine Holdings, Inc. - USA-6513126
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000169559 | Mitsubishi Corp. - USA-6596785
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000169559 | ITOCHU Corp. - USA-6467803
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000169559 | Country_Other
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000169559 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000169559 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000169559 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000169559 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000169559 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000169559 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000169559 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000169559 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000169559 | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000169559 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000169559 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000169559 | Finland
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000169559 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000169559 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000169559 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000169559 | France
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000169559 | United States
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000169559 | Spain
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000169559 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000169559 | Germany
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000169559 | Japan
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000169560 | Coca-Cola Co. (The) - USA-191216100
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000169560 | Exxon Mobil Corp. - USA-30231G102
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000169560 | Home Depot, Inc. (The) - USA-437076102
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000169560 | Chevron Corp. - USA-166764100
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000169560 | UnitedHealth Group, Inc. - USA-91324P102
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000169560 | International Business Machines Corp. - USA-459200101
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000169560 | AT&T, Inc. - USA-00206R102
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000169560 | Accenture PLC - USA-G1151C101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000169560 | Verizon Communications, Inc. - USA-92343V104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000169560 | PepsiCo, Inc. - USA-713448108
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000169560 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000169560 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000169560 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000169560 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000169560 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000169560 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000169560 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000169560 | Energy
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000169560 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000169560 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000169560 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000169560 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000169560 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000193701 | Uniform Mortgage-Backed Security TBA - USA-01F052656
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000193701 | U.S. Treasury Bill - USA-912797NW3
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000193701 | Uniform Mortgage-Backed Security TBA - USA-01F060659
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000193701 | U.S. Treasury Bill - USA-912797NN3
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000193701 | Uniform Mortgage-Backed Security TBA - USA-01F050650
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000193701 | Uniform Mortgage-Backed Security TBA - USA-01F062655
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000193701 | U.S. Treasury Bond - USA-912810QX9
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000193701 | Mexico Government International Bond - USA-91087BAZ3
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000193701 | U.S. Treasury Bond - USA-912810TH1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000193701 | Dominican Republic International Bond - USA-P3579ECH8
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000193701 | B
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000193701 | BB
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000193701 | BBB
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000193701 | A
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000193701 | AA
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000193701 | AAA
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000193701 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000193701 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000193701 | Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000193701 | Residential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000193701 | Foreign Government Obligation
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000193701 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	44.30%
C000202583 | New York
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000202583 | Texas
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000202583 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000202583 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000202583 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000202583 | Florida
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000202583 | Colorado
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000202583 | Connecticut
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000202583 | Ohio
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000202583 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000202583 | B
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000202583 | BB
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000202583 | BBB
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000202583 | A
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000202583 | AA
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000202583 | AAA
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000202583 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000213611 | Apple, Inc. - USA-037833100
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000213611 | Microsoft Corp. - USA-594918104
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000213611 | NVIDIA Corp. - USA-67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000213611 | Amazon.com, Inc. - USA-023135106
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000213611 | Meta Platforms, Inc. - USA-30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000213611 | JPMorgan Chase & Co. - USA-46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000213611 | Visa, Inc. - USA-92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000213611 | Philip Morris International, Inc. - USA-718172109
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000213611 | Alphabet, Inc. - USA-02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000213611 | Alphabet, Inc. - USA-02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000213611 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000213611 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000213611 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000213611 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000213611 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000213611 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000213611 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000213611 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000213611 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000213611 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000213611 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000213611 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000213611 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000213611 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000213612 | Exxon Mobil Corp. - USA-30231G102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000213612 | JPMorgan Chase & Co. - USA-46625H100
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000213612 | Philip Morris International, Inc. - USA-718172109
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000213612 | Cisco Systems, Inc. - USA-17275R102
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000213612 | Medtronic PLC - USA-G5960L103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000213612 | Bristol-Myers Squibb Co. - USA-110122108
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000213612 | Bank of America Corp. - USA-060505104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000213612 | Wells Fargo & Co. - USA-949746101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000213612 | RTX Corp. - USA-75513E101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000213612 | Caterpillar, Inc. - USA-149123101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000213612 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000213612 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000213612 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000213612 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000213612 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000213612 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000213612 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000213612 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000213612 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000213612 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000213612 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000213612 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000213612 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000213612 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000230513 | U.S. Treasury Bill - USA-912797NN3
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000230513 | Uniform Mortgage-Backed Security TBA - USA-01F050452
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000230513 | Uniform Mortgage-Backed Security TBA - USA-01F042459
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000230513 | Uniform Mortgage-Backed Security TBA - USA-01F040453
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000230513 | Uniform Mortgage-Backed Security TBA - USA-01F052458
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000230513 | Uniform Mortgage-Backed Security TBA - USA-01F032450
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000230513 | Uniform Mortgage-Backed Security TBA - USA-01F060451
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000230513 | Citigroup, Inc. - USA-172967PN5
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000230513 | CVS Health Corp. - USA-126650CX6
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000230513 | Boeing Co. (The) - USA-097023CY9
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000230513 | B
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000230513 | BB
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000230513 | BBB
Holdings [Line Items]
Percent of Net Asset Value	41.80%
C000230513 | A
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000230513 | AA
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000230513 | AAA
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000230513 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000230513 | Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000230513 | Residential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000230513 | Foreign Government Obligation
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000230513 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	49.40%
C000230513 | Commercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000230513 | Asset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000234649 | Apple, Inc. - USA-037833100
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000234649 | Microsoft Corp. - USA-594918104
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000234649 | NVIDIA Corp. - USA-67066G104
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000234649 | Amazon.com, Inc. - USA-023135106
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000234649 | Meta Platforms, Inc. - USA-30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000234649 | Visa, Inc. - USA-92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000234649 | Alphabet, Inc. - USA-02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000234649 | Broadcom, Inc. - USA-11135F101
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000234649 | Lam Research Corp. - USA-512807306
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000234649 | Taiwan Semiconductor Manufacturing Co. Ltd. - USA-874039100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000234649 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	77.70%
C000234649 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000234649 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000234649 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000234649 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000234649 | IT Services
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000234649 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000234649 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000234649 | Software
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000234649 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	37.20%